Annual Total Returns ((CMG Ultra Short Term Bond Fund), (CMG Ultra Short Term Bond Fund), CMG Ultra Short Term Bond Fund)	0 Months Ended
Dec. 01, 2011
(CMG Ultra Short Term Bond Fund) | (CMG Ultra Short Term Bond Fund) | CMG Ultra Short Term Bond Fund
Bar Chart Table:
Annual Return 2005	2.34%
Annual Return 2006	4.67%
Annual Return 2007	2.62%
Annual Return 2008	0.32%
Annual Return 2009	4.18%
Annual Return 2010	1.60%